Share-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation

9. Share-based Compensation

Pursuant to the Heliogen, Inc. 2013 Stock Incentive Plan (the “2013 Plan”), the Company aims to incentivize employees, directors and consultants who render services to the Company by providing opportunities to purchase stock in the Company.

The Board administers the 2013 Plan, approves the individuals to whom options will be granted, determines the number of options to be granted and the term and exercise price of each option and the vesting pattern. Options granted pursuant to the terms of the 2013 Plan cannot be granted with an exercise price of less than 100% of the fair market value of the underlying stock on the date of grant or 110% for incentive stock options issued to a ten percent or more stockholder of the Company. The term of the options granted under the 2013 Plan cannot be greater than ten years; five years for incentive stock options granted to a ten percent or more stockholder of the Company. Options granted generally vest twenty-five percent on the one-year anniversary of the date of grant with the remaining balance vesting equally on a monthly basis over the subsequent three years. On December 21, 2020, the 2013 Plan was amended to increase the number of authorized shares to approximately 20.6 million shares.

ASC 718, Compensation — Stock Compensation, requires that the cost of equity-based service awards be measured based on the grant date fair value of the award. The cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period. We recognize stock-based compensation expense ratably over the vesting periods of options. We value our options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of options. Black-Scholes and other option valuation models require the input of highly subjective assumptions, including the expected stock price volatility. We use a simplified method to determine the life of the options. The expected volatility of the options granted was estimated using the historical volatility of the comparable publicly traded companies over the expected term of the options as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market.

Our total share-based compensation, including location within our Condensed Consolidated Statements of Operations and Comprehensive Loss, are as follows ($ in thousands):

	Three months ended September 30,		Nine months ended September 30,
Operating expense classification	2021	2020	2021	2020
Selling, general, and administrative	$1,346	$31	$1,729	$112
R&D	139	26	320	96
Total share-based compensation expense	$1,485	$57	$2,049	$208

During the three and nine months ended September 30, 2021, we granted, net of forfeitures, approximately 3 thousand and 3.5 million stock options with weighted average exercise prices of $22.00 and $1.22, respectively. Additionally, in November 2021, the Board approved the issuance of 5.0 million in common stock options to our Chief Executive Officer with an exercise price of $18.11 and the issuance of 2.2 million in restricted stock units to certain employees (collectively, the “November 2021 Awards”). The vesting for each of the November 2021 Awards begins upon consummation of the Athena Business Combination. As such, we have determined that a grant date has yet to occur.

10.    Share-based Compensation

The Company is authorized to issue up to 20,632,878 shares of its Class A common stock pursuant to the 2013 Stock Option Plan (the “2013 Plan”). As of December 31, 2020, 4,487,142 options are available for grant under the 2013 Plan. The purpose of the 2013 Plan is to incentivize employees, directors and consultants who render services to the Company by providing opportunities to purchase stock in the Company.

The Board administers the 2013 Plan, approves the individuals to whom options will be granted, determines the number of options to be granted and the term and exercise price of each option and the vesting pattern. Options granted pursuant to the terms of the 2013 Plan cannot be granted with an exercise price of less than 100% of the fair market value of the underlying stock on the date of grant or 110% for incentive stock options issued to a ten percent or more stockholder of the Company. The term of the options granted under the 2013 Plan cannot be greater than ten years; five years for incentive stock options granted to a ten percent or more stockholder of the Company. Options granted generally vest twenty-five percent on the one-year anniversary of the date of grant with the remaining balance vesting equally on a monthly basis over the subsequent three years. On December 20, 2019 and December 21, 2020, the 2013 Plan was amended to increase the number of authorized shares to 13,632,878 shares and 20,632,878 shares, respectively.

ASC 718, Compensation — Stock Compensation, requires that the cost of equity-based service awards be measured based on the grant date fair value of the award. The cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period. We recognize stock-based compensation expense ratably over the vesting periods of options. We value our options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of options. Black-Scholes and other option valuation models require the input of highly subjective assumptions, including the expected stock price volatility. We use a simplified method to determine the life of the options. The expected volatility of the options granted was estimated using the historical volatility of the comparable publicly traded companies over the expected term of the options as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market.

The fair value of the stock option awards was estimated using a Black-Scholes option pricing model. The table below summarizes the key inputs used in the valuation:

	2020	2019
Expected term	5.97	5.90
Expected volatility	40.9%	51.4%
Risk-free interest rate	0.5%	1.9%
Dividend yield	—	—

A summary of our stock option awards from January 1, 2019 to December 31, 2020 is as follows:

	Number of Options	Weighted-Average Grant-Date Fair Value ($)	Weighted-Average Exercise Price ($)	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value ($)
Outstanding balance as of December 31, 2018	8,330,955	0.10	0.18	9.42
Granted	1,555,000	0.10	0.16	9.36
Exercised	(502,494)	0.09	0.18	8.93	—(1)
Forfeited	(866,566)	0.09	0.23	—
Expired	(489,541)	0.17	0.24	—
Outstanding balance as of December 31, 2019	8,027,354	0.10	0.17	8.53
Granted	7,397,285	0.16	0.35	9.87
Exercised	(56,250)	0.09	0.18	0.08	11,813
Forfeited	(93,750)	0.09	0.18	—
Outstanding balance as of December 31, 2020	15,274,639	0.13	0.26	8.65	2,061,436
Exercisable as of December 31, 2020	6,642,867	0.10	0.19		1,359,628
Vested as of December 31, 2020	5,926,304	0.10

____________

(1)      The market price equaled the grant price when the options were exercised; therefore, the intrinsic value is zero.

As of December 31, 2020, the unrecognized compensation cost related to stock option awards was $1.3 million and is expected to be recognized over a weighted-average period of 1.63 years. For the years ended December 31, 2020 and 2019, we recognized $278.2 thousand and $269.9 thousand, respectively, of share-based compensation expense. For the year ended December 31, 2020, $131.1 thousand and $147.1 thousand were presented within research and development and selling, general, and administrative, respectively, in the Statements of Operations. For the year ended December 31, 2019, $111.4 thousand and $158.5 thousand were presented within research and development and selling, general, and administrative, respectively, in the Statements of Operations.